CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS
2.	CONSOLIDATED FINANCIAL STATEMENTS

tgs presents its consolidated financial statements including Telcosur S.A. (“Telcosur”), its consolidated subsidiary, which are jointly referred to as “tgs” or “the Company”.

These Consolidated Financial Statements were approved and authorized for issuance by the Company's Board of Directors on April 22, 2026.